Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security	¥ 88,933	$ 13,669	¥ 79,298	¥ 135,952
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	1,972,277		700,000
Investment security	88,933		79,298
Total	2,061,210		779,298
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	0		0
Investment security	88,933		79,298
Total	88,933		79,298
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	1,972,277		700,000
Investment security	0		0
Total	1,972,277		700,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	0		0
Investment security	0		0
Total	¥ 0		¥ 0